Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Company's Commitments

The Company’s commitments as of December 31, 2013 were as follows:

In millions of U.S. dollars	Total	2014	2015	2016	2017	2018	Thereafter
Operating leases	242	54	37	29	26	22	74
Purchase obligations	434	383	48	3	—	—	—
of which:
Equipment purchase	163	163	—	—	—	—	—
Foundry purchase	92	92	—	—	—	—	—
Software, design, technologies and licenses	179	128	48	3	—	—	—
Other obligations	481	155	120	100	80	24	2

Total	1,157	592	205	132	106	46	76